REVENUE (Tables)	12 Months Ended
Dec. 31, 2015
REVENUE [Abstract]
Schedule of revenue by each major product categories
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Prescription drugs	601,934	658,031	740,574
Over-the-counter drugs	1,059,154	1,183,665	1,399,973
Nutritional supplements	392,009	393,466	361,904
Herbal products	109,284	124,810	145,411
Other product	536,722	593,342	584,584

	2,699,103	2,953,314	3,232,446